RELATED PARTY (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
New Dragonfly | Promissory Note with Related Party | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Repayment amount owned	$ 469